Staff costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Staff costs
Wages and salaries	€ (61,619)	€ (46,677)	€ (34,857)
Social security costs	(11,003)	(9,081)	(7,328)
Pension costs	(2,994)	(2,175)	(1,728)
Other personnel costs	(27,375)	(16,465)	(9,617)
Total personnel costs	(102,991)	(74,398)	(53,530)
Costs for warrants granted	€ 21,300	€ 11,800	€ 6,600